Long-Term Debt - Additional Information (Detail)				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 01, 2014 USD ($)	Nov. 27, 2013 USD ($)	Jan. 12, 2011 USD ($)	Apr. 30, 2013	Dec. 31, 2015 USD ($) Convenant	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Convenant	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 26, 2012 USD ($)	Apr. 05, 2011 USD ($)
Debt Instrument [Line Items]
Reduction in long term debt, net of current portion					$ 121,700,000	$ 142,900,000	$ 121,700,000	$ 142,900,000
Gain (loss) on early extinguishment of debt						(40,400,000)	7,061,000	(40,423,000)	$ (368,089,000)
Long-term debt, Carrying Value					14,611,379,000	14,668,221,000	14,611,379,000	14,668,221,000
Long-term debt, Aggregate principal outstanding					$ 14,695,000,000		$ 14,695,000,000
Number of financial covenants | Convenant					2		2
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		2.75%
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		1.00%
Intelsat Jackson Revolving Credit New Tranche [Member] | ABR [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		1.75%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Availability remaining under revolving credit facility					$ 488,700,000		$ 488,700,000
Senior Secured Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum				3.00%
Senior Secured Credit Facility [Member] | ABR [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum				2.00%
Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Term loan facility			$ 3,250,000,000
Quarterly payment percentage			0.25%
Debt, maturity date		Jun. 30, 2019
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility			$ 500,000,000
Maximum available of revolving credit facility					350,000,000		$ 350,000,000
Unused commitment fee percentage							0.375%
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility		$ 450,000,000
Debt, maturity date		Jul. 12, 2017
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility		$ 50,000,000
Senior Secured Credit Facility [Member] | Swingline Loan [Member]
Debt Instrument [Line Items]
Maximum available of revolving credit facility					70,000,000		$ 70,000,000
Financial Covenants [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio							1.58
Consolidated EBITDA to consolidated interest expense							2.59
Financial Covenants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio							3.50
Consolidated EBITDA to consolidated interest expense							1.75
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt							$ 7,061,000		(341,351,000)
Long-term debt, Carrying Value					3,442,462,000	$ 3,462,756,000	$ 3,442,462,000	$ 3,462,756,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid					25,000,000
Gain (loss) on early extinguishment of debt					$ 7,100,000
Senior Notes, Interest rate					6.75%	6.75%	6.75%	6.75%
Senior Notes, Maturity date							2018-06	2018-06
Long-term debt, Carrying Value					$ 475,000,000	$ 500,000,000	$ 475,000,000	$ 500,000,000
Long-term debt, Aggregate principal outstanding					$ 500,000,000		$ 500,000,000
Interest payment dates							Semi-annually on June 1 and December 1.
Intelsat Luxembourg [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					7.75%		7.75%
Senior Notes, Maturity date							2021-06
Long-term debt, Carrying Value					$ 2,000,000,000		$ 2,000,000,000
Interest payment dates							Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes							100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings							40.00%
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					8.125%	8.125%	8.125%	8.125%
Senior Notes, Maturity date							2023-06	2023-06
Long-term debt, Carrying Value					$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Interest payment dates							Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes							100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings							40.00%
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt								(40,423,000)	$ (2,553,000)
Long-term debt, Carrying Value					$ 11,168,917,000	$ 11,205,465,000	$ 11,168,917,000	$ 11,205,465,000			$ 2,650,000,000
Intelsat Jackson [Member] | New Jackson Notes [Member]
Debt Instrument [Line Items]
Interest payment dates							Semi-annually on April 1 and October 1.
Early redemption price equal to percentage of principal amount of notes							100.00%
Intelsat Jackson [Member] | 5 1/2% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					5.50%		5.50%
Senior Notes, Maturity date							2023-08
Long-term debt, Carrying Value					$ 2,000,000,000		$ 2,000,000,000
Early redemption price equal to percentage of principal amount of notes							100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings							40.00%
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					7.25%	7.25%	7.25%	7.25%
Senior Notes, Maturity date							2020-10	2020-10
Long-term debt, Carrying Value					$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000		$ 1,200,000,000
Interest payment dates							Semi-annually on April 15 and October 15.
Aggregate principal amount of senior notes					$ 2,200,000,000		$ 2,200,000,000
Intelsat Jackson [Member] | 7.25% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					7.25%		7.25%
Senior Notes, Maturity date							2019-04
Long-term debt, Carrying Value					$ 1,500,000,000		$ 1,500,000,000
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					7.50%	7.50%	7.50%	7.50%
Senior Notes, Maturity date							2021-04	2021-04
Long-term debt, Carrying Value					$ 1,150,000,000	$ 1,150,000,000	$ 1,150,000,000	$ 1,150,000,000
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid	$ 500,000,000
Gain (loss) on early extinguishment of debt						$ (40,400,000)
Senior Notes, Interest rate	8.50%
Senior Notes, Maturity date							2019-11
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate					6.625%	6.625%	6.625%	6.625%
Senior Notes, Maturity date							2022-12	2022-12
Long-term debt, Carrying Value					$ 1,275,000,000	$ 1,275,000,000	$ 1,275,000,000	$ 1,275,000,000
Interest payment dates							Semi-annually on June 15 and December 15.
Early redemption price equal to percentage of principal amount of notes							100.00%
Aggregate principal amount of senior notes					$ 1,300,000,000		$ 1,300,000,000